Investments	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments [Abstract]
Investments
12.	Investments

On December 30, 2020, the Company closed the acquisition of a special purpose vehicle (the “Zenabis Investment”). Consideration for the Zenabis Investment totaled $58.9 million in cash. The Zenabis Investment owned $58.9 million of aggregate principal amount of senior secured debt (the “Zenabis Senior Loan”) of Zenabis Investments Ltd. (“Zenabis”), a subsidiary of Zenabis Global Inc. Zenabis is a Canadian licensed producer of cannabis. The Zenabis Senior Loan bears interest at a rate of 14% per annum and has a maturity date of March 31, 2025, with principal repayments under certain circumstances over time including $7.0 million payable on December 31, 2020. The Zenabis Senior Loan is secured by the assets of Zenabis and its subsidiaries and is guaranteed by the Parent.

Pursuant to the terms of the Zenabis Senior Loan, Zenabis will also pay the Company a royalty (the “Royalty”) based on quarterly sales revenue from its medical, recreational and wholesale cannabis lines net of value added or sales taxes (“Net Cannabis Revenue”), which will be payable each fiscal quarter as follows:

i)	3.5% of Net Cannabis Revenue where Net Cannabis Revenue exceeds $20 million but not $25 million;
ii)	3.0% of Net Cannabis Revenue where Net Cannabis Revenue exceeds $25 million but not $30 million;
iii)	2.5% of Net Cannabis Revenue where Net Cannabis Revenue exceeds $30 million but not $37.5 million; and
iv)	2.0% of Net Cannabis Revenue where Net Cannabis Revenue exceeds $37.5 million.

The Royalty is payable for 32 fiscal quarters and is payable for quarters in which Zenabis accomplishes certain Net Cannabis Revenue targets and maintains certain debt service ratios. If those targets are not met, the Royalty is not payable for the applicable fiscal quarter but the term of the Royalty is extended another fiscal quarter.

On December 31, 2020, the Company received the principal repayment of $7.0 million.

The Zenabis Investment has been designated as Fair Value Through Profit or Loss (“FVTPL”) (note 30).